Segments - Reconciliation of Net Income to Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net income	$ 172,784		$ 133,953		$ 150,930
Add (deduct):
Income taxes	126,216		73,872		58,601
Interest expense	123,665	[1]	123,102	[1]	112,444	[1]
Loss on early retirement of debt	5,599		4,945		3
Loss on marketable securities - RealD			12,610
Other income	(21,568)	[2]	(13,594)	[2]	(3,721)	[2]
Depreciation and amortization	147,675	[3]	154,449	[3]	143,508	[3]
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Deferred lease expenses	4,104		4,155		3,940
Amortization of long-term prepaid rents	2,673		2,657		1,786
Share based awards compensation expense	14,321		9,026		7,587
Adjusted EBITDA	$ 590,668		$ 521,000		$ 487,185

[1]	Includes amortization of debt issue costs.
[2]	Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.
[3]	Includes amortization of favorable/unfavorable leases.